Subsequent Event	12 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENT
20.	SUBSEQUENT EVENT
The Group has evaluated events from the year ended March 31, 2021 through the date the financial statements were issued. There were no subsequent events that need disclosure.